BORROWINGS - Schedule of Composition of Corporate Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($) year	Dec. 31, 2025 CAD ($) year	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 1				$ 2
Less: Current portion	(194)				(709)
Non recourse borrowings with related parties	7				$ 7
Series 13 (C$250)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 250
Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (%)					5.60%
Term (years) | year	5	5			5
Carrying value	$ 0				$ 240
Estimated fair value	$ 0				$ 240
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%	4.30%			5.00%
Carrying value	$ 194				$ 431
Estimated fair value	$ 194				$ 431
Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.50%	4.50%			4.40%
Term (years) | year	12	12			12
Carrying value	$ 3,187				$ 3,008
Estimated fair value	$ 3,161				$ 2,991
Hybrid notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.40%	5.40%			5.50%
Term (years) | year	30	30			30
Carrying value	$ 328				$ 139
Estimated fair value	331				139
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	3,709				3,818
Estimated fair value	3,686				3,801
Less: Unamortized financing fees	(24)				(18)
Less: Current portion	(194)				(709)
Total borrowings	$ 3,492				$ 3,093
Series 4 (C$150) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 150
Interest rate (%)	5.80%	5.80%			5.80%
Term (years) | year	11	11			12
Carrying value	$ 109				$ 104
Estimated fair value	$ 120				$ 115
Series 9 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400
Interest rate (%)	0.00%	0.00%			3.80%
Term (years) | year
Carrying value	$ 0				$ 278
Estimated fair value	$ 0				$ 278
Series 10 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500
Interest rate (%)	3.60%	3.60%			3.60%
Term (years) | year	1	1			2
Carrying value	$ 364				$ 348
Estimated fair value	$ 366				$ 349
Series 11 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 475
Interest rate (%)	4.30%	4.30%			4.30%
Term (years) | year	3	3			4
Carrying value	$ 346				$ 330
Estimated fair value	$ 354				$ 336
Series 12 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 475
Interest rate (%)	3.40%	3.40%			3.40%
Term (years) | year	4	4			5
Carrying value	$ 346				$ 330
Estimated fair value	$ 344				$ 324
Series 13 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300
Interest rate (%)	4.30%	4.30%			4.30%
Term (years) | year	24	24			25
Carrying value	$ 219				$ 209
Estimated fair value	$ 193				$ 186
Series 14 (C$425) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 425
Interest rate (%)	3.30%	3.30%			3.30%
Term (years) | year	25	25			26
Carrying value	$ 310				$ 296
Estimated fair value	$ 229				$ 222
Series 15 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400
Interest rate (%)	5.90%	5.90%			5.90%
Term (years) | year	7	7			8
Carrying value	$ 291				$ 278
Estimated fair value	$ 320				$ 307
Series 16 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400
Interest rate (%)	5.30%	5.30%			5.30%
Term (years) | year	8	8			9
Carrying value	$ 291				$ 278
Estimated fair value	$ 310				$ 297
Series 17 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500
Interest rate (%)	5.30%	5.30%			5.30%
Term (years) | year	28	28			29
Carrying value	$ 364				$ 348
Estimated fair value	$ 370				$ 361
Series 18 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300
Interest rate (%)	5.00%	5.00%			5.00%
Term (years) | year	9	9			10
Carrying value	$ 219				$ 209
Estimated fair value	$ 227				$ 216
Series 19 (C$450) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 450
Interest rate (%)	4.50%	4.50%		4.54%	0.00%
Term (years) | year	10	10
Carrying value	$ 328			$ 450	$ 0
Estimated fair value	$ 328				$ 0
Fixed to fixed subordinated (C$200) | Hybrid notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 200
Interest rate (%)	5.50%	5.50%			5.50%
Term (years) | year	29	29			30
Carrying value	$ 146				$ 139
Estimated fair value	$ 147				$ 139
Fixed to fixed subordinated (C$250) | Hybrid notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.40%	5.40%	5.37%		0.00%
Term (years) | year	30	30
Carrying value	$ 182		$ 250		$ 0
Estimated fair value	$ 184				$ 0